Related party transactions (Details)	6 Months Ended
	Feb. 28, 2026 USD ($) property	Nov. 30, 2025 USD ($)	Oct. 31, 2025 property	Aug. 31, 2025 USD ($)	Jun. 20, 2025 USD ($)	Aug. 31, 2024 USD ($)
Related party transactions
Number of real estate properties held	4
Proceeds receivable from related parties	$ 6,556,314			$ 10,389,917	$ 10,389,917
Percentage of proceeds receivable from related parties	100.00%
Right of use assets	$ 9,305,501			7,070,321
Lease liability	$ 9,533,307			7,005,591		$ 192,566
Minimum
Related party transactions
Credit adjustment discount rates	18.50%
Maximum
Related party transactions
Credit adjustment discount rates	18.60%
Marine ventures llc
Related party transactions
Number of real estate properties held | property	6
Marine Ventures LLC
Related party transactions
Number of real estate properties held | property			2
Proceeds receivable from related parties		$ 3,833,603
Number of properties taken on lease	4.00%
Right of use assets	$ 5,592,816			6,360,457
Lease liability	$ 5,738,349			$ 6,290,920